Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Intangible Assets [Abstract]
Schedule of intangible Assets
	Systems software	Favourable lease	Total
Cost:
Balance as of January 1, 2021	$5,150	$—	$5,150
Additions through business combination (Note 4)	—	1,800	1,800
Balance as of December 31, 2021	5,150	1,800	6,950

Balance as of January 1, 2020	5,088	—	5,088
Additions	62	—	62
Balance as of December 31, 2020	5,150	—	5,150

Accumulated amortization and impairment :
Balance as of January 1, 2021	4,773	—	4,773
Amortization	235	261	496
Balance as of December 31, 2021	5,008	261	5,269

Balance as of January 1, 2020	4,422	—	4,422
Amortization	351	—	351
Balance as of December 31, 2020	4,773	—	4,773
Net book value as of
December 31, 2021	$142	$1,539	$1,681
December 31, 2020	$377	$—	$377